CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($)	Mar. 31, 2025	Dec. 31, 2024
CURRENT ASSETS
Cash	$ 4,268,368	$ 532,885
Prepaid assets	382,628	518,407
TOTAL CURRENT ASSETS	4,650,996	1,051,292
PROPERTY AND EQUIPMENT
Furniture and fixtures	25,237	25,237
Less: accumulated depreciation	14,924	14,777
Furniture and fixtures, net	10,313	10,460
OTHER ASSETS
Investments	6,941,083	5,691,084
Intangible assets, net	496,719	541,875
Co-development options, net	1,304,167	1,554,166
Right of use asset, net of accumulated amortization	49,789	59,783
Total other assets	8,791,758	7,846,908
TOTAL ASSETS	13,453,067	8,908,660
CURRENT LIABILITIES
Accounts payable	1,120,657	1,269,763
Accrued expenses	602,447	736,884
Notes payable, in default	100,000	100,000
Convertible notes payable, net of debt discount of $445,756 and $435,635	1,739,244	1,087,873
Right of use liability, current portion	32,191	42,305
Derivative liability	635,489	1,041,484
Customer deposit	1,187,126	0
Other current liabilities	235,000	235,000
TOTAL CURRENT LIABILITIES	5,652,154	4,513,309
LONG TERM LIABILITIES
SBA loan payable	150,000	150,000
Derivative liability warrants	169,125	359,250
Right of use liability, non-current portion	18,874	18,875
TOTAL LONG TERM LIABILITIES	337,999	528,125
TOTAL LIABILITIES	5,990,153	5,041,434
COMMITMENTS AND CONTINGENCIES (NOTE 11)
STOCKHOLDERS' EQUITY
Preferred Stock, $0.0001 par value, 10,000,000 shares authorized, 3,800 and 6,250 shares issued and outstanding at March 31, 2025 and December 31, 2024, respectively	1	2
Common stock, $0.0001 par value, 150,000,000 shares authorized, 3,364,939 and 2,116,191 shares issued and outstanding at March 31, 2025, and December 31, 2024, respectively	337	212
Additional paid-in capital	108,382,890	102,976,748
Common stock subscribed	0	541,875
Subscription receivable	(250,000)	(2,100,000)
Accumulated deficit	(101,654,614)	(98,233,673)
TOTAL STOCKHOLDERS' EQUITY - CONTROLLING INTERESTS	6,478,614	3,185,164
TOTAL STOCKHOLDERS' EQUITY - NONCONTROLLING INTERESTS	984,300	682,062
TOTAL STOCKHOLDERS' EQUITY	7,462,914	3,867,226
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 13,453,067	$ 8,908,660